Business Segments - Business Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 12, 2015	Jun. 20, 2015	Mar. 28, 2015	Sep. 06, 2014	Jun. 14, 2014	Mar. 22, 2014	Jan. 02, 2016	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Segment Reporting Information [Line Items]
Revenue	$ 678.9	$ 630.1	$ 631.4	$ 711.1	$ 613.5	$ 627.6	$ 751.2	$ 808.9	$ 2,691.6	$ 2,761.1	$ 2,691.1
Operating profit (loss)									201.1	229.9	192.3
Depreciation and amortization expense									48.7	53.3	56.2
Capital expenditures									46.4	30.0	41.7
Total assets							2,434.4	2,491.3	2,434.4	2,491.3
Goodwill							429.1	438.8	429.1	438.8	445.3
Wolverine Outdoor and Lifestyle Group [Member]
Segment Reporting Information [Line Items]
Revenue									957.5	1,024.6	998.4
Operating profit (loss)									197.7	216.0	201.3
Depreciation and amortization expense									3.4	3.7	4.0
Capital expenditures									4.7	3.4	3.4
Total assets							444.2	454.7	444.2	454.7
Goodwill							130.4	131.6	130.4	131.6
Wolverine Boston Group [Member]
Segment Reporting Information [Line Items]
Revenue									942.8	906.1	887.4
Operating profit (loss)									132.9	132.9	153.4
Depreciation and amortization expense									4.2	3.4	2.6
Capital expenditures									8.3	5.3	7.8
Total assets							1,324.2	1,315.9	1,324.2	1,315.9
Goodwill							256.2	264.7	256.2	264.7
Heritage Group [Member]
Segment Reporting Information [Line Items]
Revenue									370.5	369.7	352.9
Operating profit (loss)									54.6	59.5	54.3
Depreciation and amortization expense									0.5	0.5	0.6
Capital expenditures									0.4	0.3	0.5
Total assets							169.9	153.8	169.9	153.8
Goodwill							16.5	16.5	16.5	16.5
Wolverine Multi-Brand Group [Member]
Segment Reporting Information [Line Items]
Revenue									351.2	399.0	402.0
Operating profit (loss)									5.2	14.3	21.2
Depreciation and amortization expense									6.3	6.7	6.3
Capital expenditures									7.2	8.1	14.4
Total assets							204.3	222.8	204.3	222.8
Goodwill							26.0	26.0	26.0	26.0
Other
Segment Reporting Information [Line Items]
Revenue									69.6	61.7	50.4
Operating profit (loss)									5.6	4.4	3.7
Depreciation and amortization expense									1.5	1.8	2.0
Capital expenditures									0.9	0.4	1.8
Total assets							23.9	21.5	23.9	21.5
Corporate [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)									(194.9)	(197.2)	(241.6)
Depreciation and amortization expense									32.8	37.2	40.7
Capital expenditures									24.9	12.5	$ 13.8
Total assets							$ 267.9	$ 322.6	$ 267.9	$ 322.6